Note 13 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2016	2015

Balance, January 1	$139,592	$150,066
RNCI share of earnings	15,943	17,381
RNCI redemption increment	3,521	(3,837)
Distributions paid to RNCI	(14,428)	(15,774)
Purchases of interests from RNCI, net	(9,825)	(6,785)
RNCI exchanged for Subordinate Voting Shares	-	(14,670)
RNCI recognized on business acquisitions	-	13,284
Other	-	(73)
Balance, December 31	$134,803	$139,592